BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total borrowings
2023	$1,900	$1,584	$359	$—	$3,843
2024	3,010	1,319	932	—	5,261
2025	932	3,688	555	—	5,175
2026	955	276	7,600	—	8,831
2027	1,297	74	2,256	2,100	5,727
Thereafter	8,139	6,791	3,818	—	18,748
Total - principal repayments	$16,233	$13,732	$15,520	$2,100	$47,585
Deferred financing costs and other accounting adjustments	(304)	(321)	(267)	—	(892)
Total - December 31, 2022	$15,929	$13,411	$15,253	$2,100	$46,693
Total - December 31, 2021	$3,872	$9,099	$14,486	$1,619	$29,076
The following table summarizes the weighted average interest rates and terms of non-recourse subsidiary borrowings in subsidiaries of the partnership as at December 31, 2022 and 2021:

	Weighted average rate (%)		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2022	2021	2022	2021	2022	2021
Business services	7.6%	5.7%	8.3	5.5	$15,929	$3,872
Infrastructure services	6.9%	4.2%	4.1	4.7	13,411	9,099
Industrials	7.8%	5.3%	4.7	5.2	15,253	14,486
Total	7.4%	4.9%	5.8	5.0	$44,593	$27,457
The following table summarizes the non-recourse borrowings in subsidiaries of the partnership by currency as at December 31, 2022 and 2021:

(US$ MILLIONS, except as noted)	2022	Local currency		2021	Local currency
U.S. dollars	$25,843		$25,843	$15,037		$15,037
Euros	7,481		€6,997	7,569		€6,672
Brazilian reais	2,908	R$	15,171	1,638	R$	9,138
Australian dollars	6,033	A$	8,855	985	A$	1,357
Indian rupees	660	INR	54,560	760	INR	56,728
Canadian dollars	1,136	C$	1,539	1,443	C$	1,824
Other	532			25
Total	$44,593			$27,457